Business Segment Information (Amounts Of Consolidated Revenue, Expense, Tax And Assets) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Net interest income	$ 700,832	$ 730,838	$ 776,468
Provision/(provision credit) for loan losses	44,000	270,000	880,000
Noninterest income	786,011	932,725	1,234,397
Noninterest expense	1,292,995	1,341,810	1,536,813
Income/(loss) before income taxes	149,848	51,753	(405,948)
Provision/(benefit) for income taxes	15,836	(21,182)	(170,716)
Income/(loss) from continuing operations	134,012	72,935	(235,232)
Income/(loss) from discontinued operations, net of tax	8,618	(11,332)	(23,203)
Net income/(loss)	142,630	61,603	(258,435)
Depreciation and amortization	34,624	31,121	32,538
Expenditures for long-lived assets	35,408	42,631	21,180
Consolidated [Member]
Segment Reporting Information [Line Items]
Net interest income	700,832	730,838	776,468
Provision/(provision credit) for loan losses	44,000	270,000	880,000
Noninterest income	786,011	932,725	1,234,397
Noninterest expense	1,292,995	1,341,810	1,536,813
Income/(loss) before income taxes	149,848	51,753	(405,948)
Provision/(benefit) for income taxes	15,836	(21,182)	(170,716)
Income/(loss) from continuing operations	134,012	72,935	(235,232)
Income/(loss) from discontinued operations, net of tax	8,618	(11,332)	(23,203)
Net income/(loss)	142,630	61,603	(258,435)
Average assets	24,733,627	25,677,371	28,147,808
Depreciation and amortization	89,321	82,500	81,407
Expenditures for long-lived assets	35,408	42,631	21,180
Regional Banking [Member]
Segment Reporting Information [Line Items]
Net interest income	561,808	557,200	556,103
Provision/(provision credit) for loan losses	(61,505)	92,297	306,168
Noninterest income	266,227	285,981	308,708
Noninterest expense	564,862	605,948	645,108
Income/(loss) before income taxes	324,678	144,936	(86,465)
Provision/(benefit) for income taxes	119,461	52,275	(33,147)
Net income/(loss)	205,217	92,661	(53,318)
Average assets	11,407,928	11,378,819	12,174,724
Depreciation and amortization	52,855	44,184	40,225
Expenditures for long-lived assets	24,914	33,296	16,539
Capital Markets [Member]
Segment Reporting Information [Line Items]
Net interest income	22,090	21,649	15,128
Noninterest income	355,739	424,170	632,871
Noninterest expense	320,835	318,188	386,120
Income/(loss) before income taxes	56,994	127,631	261,879
Provision/(benefit) for income taxes	21,608	47,809	98,461
Net income/(loss)	35,386	79,822	163,418
Average assets	2,257,841	2,115,716	2,070,039
Depreciation and amortization	12,802	9,740	8,832
Expenditures for long-lived assets	4,465	1,142	541
Corporate [Member]
Segment Reporting Information [Line Items]
Net interest income	(4,189)	1,654	25,534
Noninterest income	69,939	64,027	55,881
Noninterest expense	105,215	70,749	92,717
Income/(loss) before income taxes	(39,465)	(5,068)	(11,302)
Provision/(benefit) for income taxes	(51,175)	(39,973)	(21,232)
Net income/(loss)	11,710	34,905	9,930
Average assets	5,131,198	4,984,730	4,764,920
Depreciation and amortization	16,608	8,998	1,939
Expenditures for long-lived assets	1,128	4,970	2,036
Non-Strategic [Member]
Segment Reporting Information [Line Items]
Net interest income	121,123	150,335	179,703
Provision/(provision credit) for loan losses	105,505	177,703	573,832
Noninterest income	94,106	158,547	236,937
Noninterest expense	302,083	346,925	412,868
Income/(loss) before income taxes	(192,359)	(215,746)	(570,060)
Provision/(benefit) for income taxes	(74,058)	(81,293)	(214,798)
Income/(loss) from continuing operations	(118,301)	(134,453)	(355,262)
Income/(loss) from discontinued operations, net of tax	8,618	(11,332)	(23,203)
Net income/(loss)	(109,683)	(145,785)	(378,465)
Average assets	5,936,660	7,198,106	9,138,125
Depreciation and amortization	7,056	19,578	30,411
Expenditures for long-lived assets	$ 4,901	$ 3,223	$ 2,064